Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
9.	FAIR VALUE MEASUREMENTS

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2016, and June 30, 2017, and indicates the fair value hierarchy of the valuation techniques the Company has used to determine such fair value. In general, fair values determined by Level 1 inputs use quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs use data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs use unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$78,750	$78,750	$-	$-
Series A Warrant Liability	23,435	-	23,435	-
Total Warrant Liability	$102,185	$78,750	$23,435	$-

	June 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2017	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$93,913	$93,913	$-	$-
Series A Warrant Liability	630,000	-	630,000	-
Total Warrant Liability	$723,913	$93,913	$630,000	$-

The fair values of the Company’s warrant liabilities are determined through market, observable and corroborated sources. The approach is described below:

IPO and Placement Warrants – The value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.01 as of that date.

Series A Warrants – The value of these warrants was calculated using a Black-Scholes option pricing model based on the value of the common stock, the assumed volatility of such shares and the risk free rate at the of time of valuation.

Observable inputs used in the calculation of the valuations include the implied valuation of the Company’s securities based on prior sales, specifically the Financing associated with the Business Combination. Other inputs include a risk-free rate as of the valuation date and implied volatility derived from comparable publicly traded companies, as well as the quoted price of Tempus’ common shares and the quoted price of Tempus’ IPO and Placement Warrants.

11.	FAIR VALUE MEASUREMENTS

The Company complies with ASC Topics 820, “Fair Value Measurement”, and 815, “Derivatives and Hedging” for its liabilities, which are re-measured and reported at fair value for each reporting period.

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2016 and 2015, and indicates the fair value hierarchy of the valuation techniques the Company has used to determine such fair value. In general, fair values determined by Level 1 inputs use quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs use data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs use unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2016	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$78,750	$78,750	$-	$-
Series A Warrant Liability	23,435	-	23,435	-
Series B Warrant Liability	-	-	-	-
Total Warrant Liability	$102,185	$78,750	$23,435	$-

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Liabilities:
IPO and Placement Warrant Liability	$1,575,000	$1,575,000	$-	$-
Series A Warrant Liability	4,215,600	-	4,215,600	-
Series B Warrant Liability	5,452,200	-	5,452,200	-
Total Warrant Liability	$11,242,800	$1,575,000	$9,667,800	$-

The fair values of the Company’s warrant liabilities are determined through market, observable and corroborated sources.  The Company engaged an independent valuation firm (the “Valuation Firm”) to perform valuations of the warrant liabilities as of December 31, 2015. The Valuation Firm used a multi-stage process to determine the fair value of the warrants of the Company, which involved several types of analyses and calculations of value for the Company’s securities as follows:

IPO and Placement Warrants -- For December 31, 2015, the value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.20 as of that date. For December 31, 2016, the value of the IPO and Placement Warrants was calculated based upon the quoted price of the warrants that trade on the OTC markets under the ticker symbol TMPSW, which was $0.01 as of that date.

Series A Warrants – – The value of these warrants was calculated using a Black-Scholes option pricing model based on the value of the common stock, the assumed volatility of such shares and the risk free rate at the time of valuation.

Series B Warrants – The Valuation Firm determined the impact of various common stock values as of the expiration date of the Series B Warrants after considering the exercise features, including the alternate cashless exercise of those warrants. The Valuation Firm then used a Monte Carlo simulation to determine the probability of common stock values as of the expiration date and calculated the value of the Series B Warrants in each trial. The weighted average value of the Series B Warrants as of the valuation date was then calculated.

Observable inputs used in the calculation of the valuations include the implied valuation of the Company’s securities based on prior sales, specifically the Financing associated with the Business Combination. Other inputs include a risk-free rate as of the valuation date and implied volatility derived from comparable publicly traded companies, as well as the quoted price of Tempus’ common shares and the quoted price of Tempus’ IPO and Placement Warrants.